EMPLOYEE COMPENSATION	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Employee Benefits [Abstract]
EMPLOYEE COMPENSATION
EMPLOYEE COMPENSATION
Total employee compensation expense recognized in income is as follows:

(amounts in millions)	2020	2019
Salaries and other short-term employee benefits	$1,218.6	$1,071.2
Share-based payments expense, net of equity swap (Note 23)	42.7	46.7
Post-employment benefits – defined benefit plans (Note 19)	40.0	38.4
Post-employment benefits – defined contribution plans	19.2	17.2
Termination benefits	4.4	4.3
Total employee compensation	$1,324.9	$1,177.8

EMPLOYEE BENEFITS OBLIGATIONS
Defined benefit pension plans
The Company has three registered funded defined benefit pension plans in Canada (two for employees and one for designated executives) that provide benefits based on length of service and final average earnings. The Company also maintains funded pension plans for employees in the Netherlands and United Kingdom that provide benefits based on similar provisions.

The Company’s annual contributions, to fund both benefits accruing in the year and deficits accumulated over prior years, and the plans’ financial position are determined based on actuarial valuations. Applicable pension legislations prescribe minimum funding requirements.

In addition, the Company maintains unfunded plans in Canada, United States and Germany that provide defined benefits based on length of service and final average earnings. These unfunded plans are the sole obligation of the Company, and there is no requirement to fund them. However, the Company is obligated to pay the benefits when they become due. As at March 31, 2020, the Company has issued letters of credit totalling $60.6 million (2019 – $58.9 million) to collateralize the obligations under the Canadian plans.

The funded plans are trustee administered funds. Plan assets held in trusts are governed by local regulations and practices in each country, as is the nature of the relationship between the Company and the trustees and their composition. Responsibility for governance of the plans, including investment decisions and contribution schedules, lies jointly with the Company and the board of trustees.
The employee benefits obligations are as follows:

	2020	2019
Funded defined benefit pension obligations	$649.2	$664.4
Fair value of plan assets	530.1	543.7
Funded defined benefit pension obligations – net	$119.1	$120.7
Unfunded defined benefit pension obligations	93.7	91.9
Employee benefits obligations	$212.8	$212.6

Changes in funded defined benefit pension obligations and fair value of plan assets are as follows:

			2020			2019
Canadian		Foreign	Total	Canadian	Foreign	Total
Pension obligations, beginning of year	$597.2	$67.2	$664.4	$546.8	$65.2	$612.0
Current service cost	30.4	2.1	32.5	27.2	1.8	29.0
Interest cost	18.0	1.1	19.1	17.4	1.2	18.6
Past service cost	—	—	—	1.7	—	1.7
Actuarial loss (gain) arising from:
Experience adjustments	9.2	0.4	9.6	1.4	0.1	1.5
Economic assumptions	(64.3)	0.5	(63.8)	13.3	4.1	17.4
Demographic assumptions	—	(0.4)	(0.4)	—	(0.8)	(0.8)
Employee contributions	7.2	0.6	7.8	6.9	0.5	7.4
Pension benefits paid	(20.8)	(1.5)	(22.3)	(17.5)	(1.3)	(18.8)
Foreign currency exchange differences	—	2.3	2.3	—	(3.6)	(3.6)
Pension obligations, end of year	$576.9	$72.3	$649.2	$597.2	$67.2	$664.4
Fair value of plan assets, beginning of year	$485.3	$58.4	$543.7	$440.9	$56.3	$497.2
Interest income	14.9	0.9	15.8	14.3	1.0	15.3
Return on plan assets, excluding amounts
included in interest income	(40.0)	(0.2)	(40.2)	21.3	2.9	24.2
Employer contributions	22.1	2.3	24.4	20.3	2.1	22.4
Employee contributions	7.2	0.6	7.8	6.9	0.5	7.4
Pension benefits paid	(20.8)	(1.5)	(22.3)	(17.5)	(1.3)	(18.8)
Administrative costs	(0.9)	(0.2)	(1.1)	(0.9)	(0.1)	(1.0)
Foreign currency exchange differences	—	2.0	2.0	—	(3.0)	(3.0)
Fair value of plan assets, end of year	$467.8	$62.3	$530.1	$485.3	$58.4	$543.7

Changes in unfunded defined benefit pension obligations are as follows:

			2020			2019
Canadian		Foreign	Total	Canadian	Foreign	Total
Pension obligations, beginning of year	$77.2	$14.7	$91.9	$72.2	$13.6	$85.8
Current service cost	3.3	0.6	3.9	3.4	0.1	3.5
Interest cost	2.1	0.2	2.3	2.2	0.2	2.4
Past service cost	—	(0.1)	(0.1)	(1.7)	1.7	—
Actuarial loss (gain) arising from:
Experience adjustments	7.7	(0.6)	7.1	—	0.1	0.1
Economic assumptions	(7.2)	1.1	(6.1)	1.2	0.5	1.7
Demographic assumptions	—	—	—	—	0.1	0.1
Pension benefits paid	(2.8)	(0.7)	(3.5)	(2.8)	(0.9)	(3.7)
Business combinations (Note 3)	(2.3)	—	(2.3)	2.7	—	2.7
Foreign currency exchange differences	—	0.5	0.5	—	(0.7)	(0.7)
Pension obligations, end of year	$78.0	$15.7	$93.7	$77.2	$14.7	$91.9

Net pension cost is as follows:

			2020			2019
Canadian		Foreign	Total	Canadian	Foreign	Total
Funded plans
Current service cost	$30.4	$2.1	$32.5	$27.2	$1.8	$29.0
Interest cost	18.0	1.1	19.1	17.4	1.2	18.6
Interest income	(14.9)	(0.9)	(15.8)	(14.3)	(1.0)	(15.3)
Past service cost	—	—	—	1.7	—	1.7
Administrative cost	0.9	0.2	1.1	0.9	0.1	1.0
Net pension cost of funded plans	$34.4	$2.5	$36.9	$32.9	$2.1	$35.0
Unfunded plans
Current service cost	$3.3	$0.6	$3.9	$3.4	$0.1	$3.5
Interest cost	2.1	0.2	2.3	2.2	0.2	2.4
Past service cost	—	(0.1)	(0.1)	(1.7)	1.7	—
Net pension cost of unfunded plans	$5.4	$0.7	$6.1	$3.9	$2.0	$5.9
Total net pension cost	$39.8	$3.2	$43.0	$36.8	$4.1	$40.9

During the year ended March 31, 2020, pension costs of $15.8 million (2019 – $15.4 million) have been charged in cost of sales, $4.3 million (2019 – $5.5 million) in research and development expenses, $14.3 million (2019 – $11.8 million) in selling, general and administrative expenses, $5.6 million (2019 – $5.7 million) in finance expense and $3.0 million (2019 – $2.5 million) were capitalized.

 Fair value of the plan assets, by major categories, are as follows:

(amounts in millions)			2020			2019
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Canadian plans
Equity funds
Canadian	$—	$55.2	$55.2	$—	$58.1	$58.1
Foreign	—	165.7	165.7	—	210.5	210.5
Bond funds
Government	—	92.2	92.2	—	109.7	109.7
Corporate	—	85.2	85.2	—	68.8	68.8
Cash and cash equivalents	—	4.3	4.3	—	9.7	9.7
Other	—	65.2	65.2	—	28.5	28.5
Total Canadian plans	$—	$467.8	$467.8	$—	$485.3	$485.3
Foreign plans
Insured annuities	$—	$55.9	$55.9	$—	$52.2	$52.2
Equity instruments	2.4	—	2.4	2.5	—	2.5
Debt instruments
Corporate	3.5	—	3.5	3.3	—	3.3
Other	—	0.5	0.5	—	0.4	0.4
Total Foreign plans	$5.9	$56.4	$62.3	$5.8	$52.6	$58.4
Total plans	$5.9	$524.2	$530.1	$5.8	$537.9	$543.7

As at March 31, 2020 and March 31, 2019, there were no common shares of the Company in the pension plan assets.

Significant assumptions (weighted average) used are as follows:

		Canadian		Foreign
	2020	2019	2020	2019
Pension obligations as at March 31:
Discount rate	3.96%	3.33%	1.46%	1.64%
Compensation rate increases	3.66%	3.65%	2.92%	2.92%
Net pension cost for years ended March 31:
Discount rate	3.33%	3.48%	1.64%	1.88%
Compensation rate increases	3.66%	3.65%	2.92%	2.86%

Assumptions regarding future mortality are based on actuarial advice in accordance with published statistics and mortality tables and experience in each territory. The mortality tables and the average life expectancy in years for a member age 45 and 65 are as follows:

As at March 31, 2020		Life expectancy over 65 for a member
(in years)			Male		Female
Country	Mortality table	at age 45	at age 65	at age 45	at age 65
Canada	CPM private tables	23.5	22.0	25.6	24.3
Netherlands	AG2018	23.9	21.8	25.9	23.7
Germany	Heubeck RT2018G	23.0	20.2	25.9	23.7
United Kingdom	S2PxA CMI 2018	23.1	22.0	25.1	22.0
United States	CPM private tables	24.7	23.3	26.2	24.9

As at March 31, 2019		Life expectancy over 65 for a member
(in years)			Male		Female
Country	Mortality table	at age 45	at age 65	at age 45	at age 65
Canada	CPM private tables	23.4	21.9	25.5	24.2
Netherlands	AG2018	23.8	21.7	25.8	23.6
Germany	Heubeck RT2018G	22.8	20.0	25.8	23.6
United Kingdom	S2PxA CMI 2018	23.5	22.4	25.5	24.2
United States	CPM private tables	23.4	21.9	25.8	24.4

As at March 31, 2020, the weighted average duration of the defined benefit obligation is 18 years.

The impact on the defined benefit obligation as a result of a 0.25% change in the significant assumptions as at March 31, 2020 are as follows:

		Funded plans	Unfunded plans
Canadian		Foreign	Canadian	Foreign	Total
Discount rate:
Increase	$(24.4)	$(3.6)	$(2.5)	$(0.5)	$(31.0)
Decrease	26.1	3.9	2.7	0.5	33.2
Compensation rate:
Increase	6.7	0.3	0.3	—	7.3
Decrease	(6.4)	(0.3)	(0.3)	—	(7.0)

Through its defined benefit plans, the Company is exposed to a number of risks, the most significant being the exposure to asset volatility, to changes in bond yields and to changes in life expectancy. The plan liabilities are calculated using a discount rate set with reference to corporate bond yields, if plan assets underperform against this yield, this will create a deficit. A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings. The plans’ obligations are to provide benefits for the duration of the life of its members, therefore, increases in life expectancy will result in an increase in the plans’ liabilities.

Contributions reflect actuarial assumptions of future investment returns, salary projections and future service benefits. The expected employer contributions and expected benefits paid for the next fiscal year are as follows:

	Canadian	Foreign	Total
Expected employer contributions in funded plans	$21.7	$3.1	$24.8
Expected benefits paid in unfunded plans	3.3	0.6	3.9